DERIVATIVES (Details) - Brushy Resources, Inc [Member] - Crude Oil [Member]	12 Months Ended
Dec. 31, 2015 $ / Price bbl
January 2016 - March 2016 [Member] | Put [Member]
Derivative [Line Items]
Volume | bbl	1,500
Purchased put option price (in dollars per unit)	50.00
January 2016 - December 2016 [Member] | Put [Member]
Derivative [Line Items]
Volume | bbl	3.000
Purchased put option price (in dollars per unit)	75.00
January 2016 - December 2016 [Member] | Collar [Member]
Derivative [Line Items]
Volume | bbl	3,000
Floor price (in dollars per unit)	54.00
Ceilings price (in dollars per unit)	79.30